Management of financial risks and financial instruments - Summary of sensitivity analysis (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of sensitivity analysis [Line Items]
Sensitivity analysis increase decrease in one percent	R$ (6,515)	R$ (6,691)
Sensitivity analysis increase decrease in twenty five percent	(128,867)	11,399
Sensitivity analysis increase decrease in fifty percent	(283,088)	438,189
Pre-fixed [Member] | Pre-fixed interest rate in Reais [Member]
Disclosure of sensitivity analysis [Line Items]
Sensitivity analysis increase decrease in one percent	(117)	(258)
Sensitivity analysis increase decrease in twenty five percent	(8,285)	21,269
Sensitivity analysis increase decrease in fifty percent	50,065	22,753
Exchange coupons [Member] | Foreign currencies coupon rate [Member]
Disclosure of sensitivity analysis [Line Items]
Sensitivity analysis increase decrease in one percent	(28)	(367)
Sensitivity analysis increase decrease in twenty five percent	(6,905)	(18,174)
Sensitivity analysis increase decrease in fifty percent	(15,497)	(36,588)
Foreign currencies [Member] | Exchange rate [Member]
Disclosure of sensitivity analysis [Line Items]
Sensitivity analysis increase decrease in one percent	(124)	331
Sensitivity analysis increase decrease in twenty five percent	64,512	343,440
Sensitivity analysis increase decrease in fifty percent	148,169	907,349
Price index [Member] | Inflation coupon rate [Member]
Disclosure of sensitivity analysis [Line Items]
Sensitivity analysis increase decrease in one percent	(68)	(103)
Sensitivity analysis increase decrease in twenty five percent	(11,606)	(12,998)
Sensitivity analysis increase decrease in fifty percent	(24,563)	(24,579)
Shares [Member] | Shares prices [Member]
Disclosure of sensitivity analysis [Line Items]
Sensitivity analysis increase decrease in one percent	(5,858)	(3,472)
Sensitivity analysis increase decrease in twenty five percent	(162,112)	(251,572)
Sensitivity analysis increase decrease in fifty percent	(458,841)	(289,613)
Commodities [Member] | Commodities price [Member]
Disclosure of sensitivity analysis [Line Items]
Sensitivity analysis increase decrease in one percent	(320)	(2,822)
Sensitivity analysis increase decrease in twenty five percent	(4,471)	(70,566)
Sensitivity analysis increase decrease in fifty percent	R$ 17,579	R$ (141,133)